Leases	6 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 8 – LEASES

On June 24, 2019, Haoxi BJ entered into an office lease with an individual (the “Landlord 1”). The lease was from July 1, 2019 to July 1, 2021, and annual rental was RMB431,460 ($65,103). On June 21, 2021, Haoxi BJ extended the lease to June 30, 2023, with an annual payment of RMB675,120 ($104,555), to be paid quarterly. On May 12, 2023, Haoxi BJ extended the lease from July 1, 2023 to March 31, 2024. On March 25, 2024, Haoxi BJ extended the lease from April 1, 2024 to June 30, 2024. On July 9, 2024, the Company renewed the lease from July 1, 2024 to June 30, 2026.

On July 29, 2022, Haoxi BJ entered into an office lease with an individual (the “Landlord 2”) at Room 902, Unit 1, Floor 9, Wantong Tower, Jia No.6, Chao Yang Men Wai Ave., Chaoyang District, Beijing, China. The lease was from August 8, 2022 to August 7, 2024, and annual rental of RMB660,000 ($92,189) to be paid every four month, the Company renewed the lease from August 8, 2024 to August 7, 2025. The Company elected not to record an Operating lease right-of-use assets for short-term leases that have a term of less than 12 months. The cost of short-term leases was recognized in the consolidated statements of operations on a straight-line basis over the lease term.

These leases do not contain any material residual value guarantees or material restrictive covenants, and the extended lease contract does not contain options to extend at the time of expiration.

	December 31, 2025	June 30, 2025

Operating lease right-of-use assets	$40,015	$79,188
Operating lease liabilities – current	$19,059	$79,188
Total operating lease liabilities	$19,059	$79,188

The weighted-average remaining lease term and the weighted-average discount rate of the lease is as follows:

December 31, 2025
Weighted-average remaining lease term	6 month

Weighted-average discount rate	4.5%

The following table summarizes the maturity of operating lease liabilities as of December 31 ,2025:

12 months ending December 31,	Operating
(Unaudited)
2026	$20,957
Total lease payments	20,957
Less: imputed interest	(1,898)
Total lease liabilities	$19,059